UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22156

Millennium India Acquisition Company Inc.
(Exact name of registrant as specified in charter)

410 Park Ave, Suite 1500, New York, NY 10022
(Address of principal executive offices)      (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 100, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 751-9200

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Millennium India Acquisition Company Inc.

Semi-Annual Report

June 30, 2013

Millennium India Acquisition Company Inc.
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013

Security	Shares	Fair Value
PRIVATE PLACEMENT - 103.9%
SMC Global Securities LTD (a)*
(Cost $46,684,823)	1,586,738	$ 21,804,829

TOTAL INVESTMENTS (Cost $46,684,823) (b) - 103.9%		21,804,829
Liabilities less other assets - (3.9)%		(812,812)
NET ASSETS - 100.00%		$ 20,992,017

*Non-income producing security.
(a) Security restricted as to resale.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $46,684,823 and differs from market value and net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ -
	Unrealized depreciation:	(24,879,994)
	Net unrealized depreciation:	$ (24,879,994)

See accompanying notes which are an integral part of these financial statements.

Millennium India Acquisition Company Inc.
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at cost	$ 46,684,823
Investments in securities, at fair value	$ 21,804,829
Cash	854,233
Prepaid expenses and other assets	20,097
Total Assets	22,679,159

Liabilities:
Deferred officer fees	1,050,000
Accrued expenses and other liabilities	637,142
Total Liabilities	1,687,142

Net Assets	$ 20,992,017

Preferred shares; par value $0.0001 per share, 5,000 shares authorized, no shares issued	$ -

Net Assets:
Common Stock; par value $0.0001 per share, 45,000,000 shares authorized,
8,219,875 issued and outstanding	822
Paid-in capital	51,057,989
Accumulated net investment loss	(5,185,011)
Accumulated net realized loss on investments	(1,789)
Net unrealized depreciation on investments	(24,879,994)
Net Assets	$ 20,992,017

Net Asset Value Per Share:
Net Assets	$ 20,992,017
Basic and diluted shares of common stock outstanding	8,219,875
Net asset value (Net Assets/Shares of Common Stock Outstanding)	$ 2.55

See accompanying notes which are an integral part of these financial statements.

Millennium India Acquisition Company Inc.
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2013

Investment Income:
Total Other Income	$ 774,985

Operating Expenses:
Officer fees (see Note 2)	250,000
Administration fees	27,143
Audit fees	12,893
Insurance expense	12,746
Printing expense	7,720
Directors' fees	7,196
Transfer agent and listing fees	6,758
Legal fees	4,959
Custodian fees	1,850
Other expenses:
Franchise Tax (Delaware)	27,163
Business Travel	22,443
Rent and Office	21,324
Out of Pocket	14,687
Miscellaneous expenses	3,404
Total Operating Expenses	420,286
Net Operating Expenses	420,286

Net Investment Income	354,699

Net change in unrealized appreciation /(depreciation) from investments	(1,742,562)

Net Unrealized Loss on Investments	(1,742,562)

Net Decrease in Net Assets Resulting From Operations	$ (1,387,863)

See accompanying notes which are an integral part of these financial statements.

Millennium India Acquisition Company Inc.
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30,	December 31,
	2013	2012
	(Unaudited)
Operations:
Net investment income /(loss)	$ 354,699	$ (152,746)
Net change in unrealized appreciation /(depreciation) on investments	(1,742,562)	852,766

Net increase (decrease) in net assets resulting from operations	(1,387,863)	700,020

Net Assets:
Beginning of period	22,379,880	21,679,860
End of period*	$ 20,992,017	$ 22,379,880

* Includes accumulated net investment income /(loss) at end of period	$ 354,699	$ (152,746)

Share Transactions:
Reclassification of common stock to permanent equity	-	-
Shares redeeemed	-	-
Increase (decrease)	-	-

See accompanying notes which are an integral part of these financial statements.

Millennium India Acquisition Company Inc.
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months ended June 30, 2013

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets from operations	$ (1,387,863)
Unrealized increase in fair market value of investments	1,742,562
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:

Changes in operating Assets and Liabilities:
Deferred revenue	(375,000)
Deferred officer fees	50,000
Increase in accrued expenses and other liabilities	28,796
Increase in prepaid expenses and other assets	(17,399)
Net cash provided by operating activities	41,096

Net increase in cash	41,096

CASH:
Beginning balance	813,137
Ending balance	$ 854,233

See accompanying notes which are an integral part of these financial statements.

Millennium India Acquisition Company Inc.
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Common Stock Outstanding Throughout Each Period

		Six Months
		Ended		For the Year Ended December 31,
		June 30, 2013		2012	2011	2010	2009	2008
		(Unaudited)
Net Asset Value, Beginning of Period		$ 2.72		$ 2.64	$ 3.02	$ 4.14	$ 3.43	$ 5.53
Income (Loss) from Investment Operations:
	Net investment income (loss) (1)	0.04		(0.02)	(0.05)	(0.11)	(0.11)	(0.18)
	Net realized and unrealized gain (loss) (1)	(0.21)		0.10	(0.33)	(1.01)	0.82	(1.92)
	Total from investment operations	(0.17)		0.08	(0.38)	(1.12)	0.71	(2.10)

Net Asset Value, End of Period		$ 2.55		$ 2.72	$ 2.64	$ 3.02	$ 4.14	$ 3.43

Market Value, End of Period		$ 0.79		$ 0.75	$ 0.67	$ 2.55	$ 1.51	$ 1.21

Total Return *		5.33%		11.94%	(73.73)%	68.87%	24.79%	(84.66)%
Ratios and Supplemental Data:
	Net assets, end of period (000s)	$ 20,992		$ 22,380	$ 21,680	$ 24,861	$ 34,059	$ 28,205
	Ratio of operating expenses to
	average net assets (2)	3.84%	(3)	3.68%	3.75%	2.71%	3.21%	6.55%
	Ratio of net investment gain (loss) to
	average net assets (2)	3.24%	(3)	(0.66)%	(1.74)%	(2.71)%	(3.18)%	(5.15)%
	Portfolio Turnover Rate	0%	(4)	0%	0%	0%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(3)	Annualized for periods less than one year.
(4)	Not annualized.

*Change in market value assumes reinvestment of all dividends and distributions, if any.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of Company shares.  Performance shown is based on market value.

See accompanying notes which are an integral part of these financial statements.

Millennium India Acquisition Company Inc.

Notes to Financial Statements (Unaudited)

June 30, 2013

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Millennium India Acquisition Company Inc. (“MIAC” or the “Company”) was incorporated in Delaware on March 15, 2006 for the purpose of effecting a merger, capital stock exchange, asset acquisition or other similar transaction (a “Business Combination”) with an operating business or businesses that have operations primarily in India (a “Target Business”).  In January 2008, the acquisition of a 14.75% equity interest in the SMC Group was consummated by the Company upon approval by public stockholders.  For stockholders who voted to not approve the acquisition 842,625 shares were redeemed for $6,736,949.  As a result of its plan to invest substantially all of its assets in SMC Group stock, MIAC was required to register with the SEC as a closed-end, non-diversified investment company under the Investment Company Act of 1940 (the “Act”).   In March 2008, MIAC’s interest was reduced to 14.44% due to Bennett Coleman & Co., a leading New Delhi based financial media and investment firm investing in SMC Group.  In May 2009, the merger of SMC Group’s two underlying companies, SAM Global Securities Limited ("SAM") and SMC Global Securities Limited ("SMC") was finalized.  In June 2009, MIAC’s interest was increased to 15.14% with the shares of SAM and SMC (1,298,400 and 1,730,026 shares, respectively) converting to 1,586,738 shares of SMC Global Securities LTD.  On July 2, 2011, as previously announced, Sanlam increased its stake in SMC Global to a total of approximately 8.36%, by purchasing an additional 3.25% equity stake in SMC. Per these agreements being completed, MIAC’s equity interest in SMC Global is approximately 14.03%.  As a registered investment company, MIAC is subject to the Act and the related rules, which contain detailed requirements for the organization and operation of investment companies.

The following is a summary of significant accounting policies followed by the Company in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

(a)

Valuation of Investments

Fair Value of Financial Instruments—The Company’s investments are valued at (1) the market price for those securities for which a market quotation is readily available and (2) for all other securities and assets, fair value as determined in good faith by the Company’s Board of Directors pursuant to procedures approved by our Board of Directors. The Board of Directors has delegated the oversight of the implementation of the valuation procedures to its Valuation Committee, and delegated to the Company’s officers the responsibility for valuing the Company’s assets and calculating the Company’s net asset value in accordance with the valuation procedures. Management has formed a Pricing Committee to discharge certain of its responsibilities with respect to valuation. As part of its duties, management’s Pricing Committee must: (i) present to the Valuation Committee, quarterly, a report of the Pricing Committee’s activities in the previous quarter; (ii) respond to requests from the Board and the Valuation Committee; and (iii) participate in an annual review of these procedures and provide advice and recommendations in light of its experience in administering these procedures, information on evolving industry practices and any developments in applicable laws or regulations.  Except, as otherwise specifically provided in the valuation procedures, the Company will value portfolio securities for which market quotations are readily available at market value. The Company values all other securities and assets, including the shares of SMC Global Securities LTD, at fair value as determined in good faith in accordance with the valuation procedures. Because of the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Company’s investments determined under the Company’s procedures may differ significantly from the values that would have been used had a ready market existed for the investments or from the values that would have been placed on the Company’s assets by other market participants, and the differences could be material.

Determining fair value requires that judgment be applied to the specific facts and circumstances of each portfolio investment. The Company primarily holds SMC Global Securities LTD, which is listed, but not traded on the New Delhi Stock Exchange and Gauhati Stock Exchange, respectively. Because of the type of investments that the Company makes and the nature of its business, the Company’s valuation process requires an analysis of various factors. Its valuation methodology includes the examination of, among other things, (1) the nature and price (if any) of the portfolio security; (2) whether any broker quotations for the portfolio security are available; (3) the last sale price of the portfolio security; (4) whether any other financial or derivative security traded on other markets or among dealers is indicative of the appropriate price; (5) whether values of baskets of securities, or indices, traded on other markets, exchanges, or among brokers are indicative of the appropriate price; (6) the extent to which the fair value to be determined for the portfolio security will result from the use of data or formula produced by third parties independent of management; (7) the liquidity or illiquidity of the market for the particular portfolio security; (8) the financial statements and condition of the issuer; (9) general information concerning the issuer’s business including, without limitation, material developments in product development, management changes, litigation, governmental approvals, actions and contracts and extraordinary events; (10) the competitive position of the issuer’s major products, the demand therefore or any material changes in the marketplace; (11) general and specific market trends and the existence of any merger proposals, tender offers or other similar corporate actions affecting the securities; (12) the financial position of the issuer; (13) the market value of any unrestricted securities of the same class; (14) the availability of registration rights; (15) legal or other restrictions on the disposition of the securities (including any registration expenses that might be borne by the Company in connection with such disposition); (16) the characteristics of the market in which the securities are purchased and sold; (17) the market value of similar securities of the same issuer or

Millennium India Acquisition Company Inc.

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2013

comparable companies; (18) the cost of the security at the date of purchase; (19) in the case of securities that trade primarily in markets that close before the valuation time, financial market or other developments that occur after such market close but before the valuation time;

(20) changes in interest rates; (21) observations from financial institutions; (22) government (U.S. or non-U.S.) actions or pronouncements; (23) other news events; (24) for securities traded on non-U.S. markets, the value of non-U.S securities traded on other non-U.S. markets, ADR trading, closed-end fund trading, non-U.S. currency exchange activity, the trading prices of financial products that are tied to baskets of non-U.S. securities (such as ADRs and World Equity Benchmark Shares) and futures contracts or other derivative securities based on indices representative of the appropriate market; and (25) the nature and duration of any material event and the forces influencing the operation of financial markets, factors relating to the event that precipitated the problem, whether the event is likely to recur, whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

For all other securities held by the Company, other than the shares of SMC Global Securities LTD, if applicable, when market quotations or other information used in valuing such securities is not readily available or current or otherwise appropriate, management may be required to supply an “unobservable input” or determine whether to adjust a supplied price, as described below.

Generally, management must act reasonably and in good faith in considering all appropriate information available to it in identifying fair valuation situations and may consult with, as appropriate, investment personnel, general news and financial market information sources, industry sources, regulatory authorities, other market participants and legal, compliance and accounting personnel. Management has also engaged the services of third-party vendors to assist it. Management may believe at times that a significant event affecting a portfolio security has occurred that would require it to adjust a supplied price. In the case of holdings denominated in foreign currencies, management converts the values of fund assets nominally reported in foreign currencies into U.S. Dollars daily at the valuation time. The Company is responsible for monitoring currency prices and related markets to identify significant events that call into question whether the exchange rate (established as of an earlier pricing time) applied to a security denominated in a foreign currency reliably represents the security’s market value at the valuation time.

In determining the fair value of securities held by the Company, no single factor is determinative. Each Director may have accorded a different weight, or no weight, to different factors and, thus, each Director may have had a different basis for his ultimate determination of value.

The fair values of the Company’s assets and liabilities that qualify as financial instruments approximate their carrying amounts presented in the statement of assets and liabilities at June 30, 2013.

The Company utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Millennium India Acquisition Company Inc.

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for the Company’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Private Placement	$ -	$ -	$ 21,804,829	$ 21,804,829
Total	$ -	$ -	$ 21,804,829	$ 21,804,829

There were no transfers into or out of Level 1 and Level 2 during the period.  It is the Company’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

In valuing its investment in SMC Global Securities LTD, the Company uses a valuation model, in addition to the previously disclosed valuation factors, which considers revenue and earnings multiples of comparable companies as well as transactions with respect to similar securities.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Private Placement	Total
Beginning balance	$ 23,547,391	$ 23,547,391
Total realized gain (loss)	-	-
Change in unrealized depreciation	(1,742,562)	(1,742,562)
Reduction of cost basis	-	-
Proceeds from sales	-	-
Accrued interest	-	-
Transfers in/out of Level 3	-	-
Ending balance	$ 21,804,829	$ 21,804,829

The change in unrealized depreciation during the six months ended June 30, 2013 is $1,742,562 which is included in the statement of operations.  The cumulative net unrealized depreciation attributable to Level 3 investments at June 30, 2013 is:

$ (24,879,994)	$ (24,879,994)

The significant unobservable inputs used in the fair value measurement of the reporting entity’s private investments are (i) an estimation of a normalized earnings level for the company and its peers and (ii) the discounts applied to the selection of comparable investments due to the private nature of the investment and the likelihood of achieving normalized earnings.  Significant changes in either of those inputs in isolation would result in a significantly lower or higher fair value measurement.  Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

(b)

Foreign Currency Translation- The books and records of the Company are maintained in U.S. Dollars.  Foreign currency amounts are translated into U.S. Dollars on the following basis: (i) market value of investment securities, assets, and liabilities at the closing daily rate of exchange, and (ii) purchases and sales of investment securities and dividend income at the rate of exchange prevailing on the respective dates of such transactions.

(c)

Use of Estimates- The preparation of financial statements in accordance with GAAP  requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The accounting estimates that require management’s most difficult and subjective judgements are reflected in management’s valuation of its interests in SMC Group.  Because of the uncertainty in such estimates, actual results may differ from these estimates.

Millennium India Acquisition Company Inc.

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2013

(d)

Income Taxes- Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts and are based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income.  Valuation allowances are established when necessary to reduce deferred income tax assets to the amount expected to be realized.

The Company recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management reviewed the tax positions during the six months ended June 30, 2013 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken.  The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Company did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

(e)

Security Transactions and Other Income - Security transactions are recorded on the trade date.  In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.

(f)

Indemnification - Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company.  In addition, in the normal course of business, the Company enters into contracts with its vendors and others that provide for general indemnifications.  The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company.  However, based on experience, the Company expects that risk of loss to be remote.

2.

ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Administrative Fees

(a) There is a fee payable to the Officers of the Company annually.  For 2009, the Company paid $175,000 each to F. Jacob Cherian and Suhel Kanuga.  In consultation with the Board in January 2009, Messrs. Cherian and Kanuga voluntarily elected to defer 30% of the Board approved compensation of $250,000 for 2009.  For 2010, both Messrs. Cherian and Kanuga voluntarily elected to defer 100% of the Board approved compensation of $250,000 each.  For 2011, Messrs. Cherian and Kanuga voluntarily elected to defer 50% each of their Board approved compensation.  For 2012, Messrs. Cherian and Kanuga voluntarily elected to defer 20% each of their Board approved compensation.  As of June 30, 2013, Messrs. Cherian and Kanuga voluntarily elected to defer 20% each of their Board approved compensation that has been accrued.  Amounts deferred as of June 30, 2013 have been included in the statement of operations.  As of June 30, 2013, current fees deferred are $525,000 for each Officer, until such time a liquidity event takes place.

(b) Gemini Fund Services (“GFS”) provides administrative services to the Company including fund administration and fund accounting, pursuant to an Administration Agreement with the Company, for which it receives a minimum annual fee.  Prior to March 2009, fees were billed at $5,625 per month for fund administration and fund accounting combined.  Starting in March 2009 fees are billed at $3,000 per month for fund administration and $1,333 for fund accounting.  The fund accounting fees plus 10% interest compounded monthly will be deferred until there is a subsequent public offering.  Currently, the Company has deferred $83,739 through June 30, 2013; $9,930 was accrued for the six months ended June 30, 2013.  The Company also pays GFS for out of pocket expenses.

In addition, certain affiliates of GFS provide ancillary services to the Company as follows:

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Company on an ad-hoc basis.  For EDGAR services, Gemcom charges a per-page conversion fee and a flat filing fee.  Printing services prices vary according to available discounts.  For the six months ended June 30, 2013, the Company paid Gemcom $2,683 for EDGAR and printing services performed.  Such fees, a portion of which were accrued in the prior year, are included in the line item “Printing expense” on the statement of operations in this shareholder report.

3.

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2013, there were no cost of purchases and proceeds from sales of investment securities for the Company.

Millennium India Acquisition Company Inc.

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2013

4.     INVESTMENTS IN RESTRICTED OR ILLIQUID SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  An investment company may invest in restricted securities that are consistent with the company’s investment objective and investment strategies.  Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.  As of June 30, 2013, the Company was invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
SMC Global Securities LTD	January 21, 2008	1,586,738	$46,684,823	$21,804,829	103.9%

On October 27, 2012, MIAC executed an Amendment Agreement to the Shareholders and Share Subscription Agreements with SMC, extending the term of the agreement to June 30, 2013 for the listing.  SMC Global agreed to pay $500,000 as a service fee to the Company.

On June 10, 2013, MIAC executed an Amendment Agreement to the Shareholders and Share Subscription Agreements with SMC, extending the term of the agreement to December 31, 2013 for the listing.  SMC Global has also agreed to pay $400,000 as a service fee to the Company.

5.   INCOME TAXES

Deferred tax assets reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes and consist of the following:

December 31, 2012
Deferred Tax Assets Deferred Compensation	$ 350,000
Unrealized Loss on Investments	8,098,101
Net Operating Loss	1,143,089
Total Deferred Tax Asset	9,591,190
Less: Valuation Allowance	(9,591,190)
Net Deferred Taxes	$ -

The difference between the provision for income taxes and the amounts computed by applying the federal statutory income taxes to the income before tax are explained below:

December 31, 2012
Tax at Federal Statutory Rate	(35.0)%
Other	0.1
Change in Valuation Allowance	34.9
Provision for Taxes	(0.0)%

Millennium India Acquisition Company Inc.

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2013

The provision for income taxes consists of the following:

December 31, 2012
Current Federal	$-
State and Local	-
Total Current Tax Expense (Benefit)	$-

Deferred Federal	$-
State and Local	-
Total Deferred Tax Expense (Benefit)	$-

Total Tax Expense (Benefit)	$-

Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income.  Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company’s policy for recording interest and penalties associated with audits is to record such items as a component of income tax expense.  There were no amounts accrued for penalties or interest as of or during the period from February 14, 2007 (inception) through December 31, 2012.  The Company does not expect its unrecognized tax benefit position to change during the next twelve months and is currently unaware of any issues that could result in significant payments, accruals or material deviations from its position.  The Company’s tax positions for 2009 to 2012 have been analyzed, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years.

6.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Company’s financial statements.

7.

SUBSEQUENT EVENTS

On August 22, 2013, Hudson Bay Partners, LP (“HBP”) filed a preliminary proxy statement – contested solicitation (the “Contested Proxy”) with the Securities and Exchange Commission pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, on Schedule 14A (File No. 811-22156).  The Contested Proxy is soliciting written consents, or proxies in lieu of such consents to be voted at the Annual Meeting of Stockholders of the Company, to be held at the offices of SMC Group, at 11/6B Shanti Chamber, Pusa Road, New Delhi, India 110005, on Monday, October 21, 2013, at 10:00 a.m. local time, to replace the current members of the Board with HBP director nominees.  It is unclear at this time what, if any, impact this subsequent event may have on the Company’s financial statements and, if so, whether the impact may be material.

Management has evaluated subsequent events in the preparation of the Company’s financial statements and has determined that other than the items listed herein, there are no events that require recognition or disclosure in the financial statements.

PRIVACY NOTICE
FACTS		WHAT DOES MILLENNIUM INDIA ACQUISITION COMPANY, INC. (“MIAC”) DO WITH YOU PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

   The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MIAC chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MIAC share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?		Call (212) 751-9200
Who we are
Who is providing this notice?	Millennium India Acquisition Company, Inc.
What we do
How does MIAC protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does MIAC collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

 Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ MIAC does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ MIAC does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ MIAC does not jointly market.

Additional Information

The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Form N-Q is available on the Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (212) 751-9200 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling collect (212) 751-9200 and on the Commission’s website at http://www.sec.gov.

The Company’s Statement of Additional Information includes additional information about directors of the Company and is available, without charge, upon request, by calling collect (212) 751-9200.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.    Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.   Not applicable for semi-annual reports.

Item 6. Schedule of Investments   See item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.     Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.      Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.    Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.   None.

Item 11. Controls And Procedures.

(a) Based upon an evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (and item 11 (a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (and item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Millennium India Acquisition Company Inc.

By (Signature and Title) /s/ F. Jacob Cherian

----------------------------------

F. Jacob Cherian, Principal Executive Officer

Date:

August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Suhel Kanuga

 -------------------------------------------

Suhel Kanuga, Principal Financial Officer

Date:

August 23, 2013

By (Signature and Title) /s/ F. Jacob Cherian

----------------------------------

F. Jacob Cherian, Principal Executive Officer

Date:

August 23, 2013